                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Diversified Bond Fund (Oct. 30, 2009)                   S-6495-99 AD

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Fund's portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management and Compensation section of the Fund's prospectus, as set forth below.

Effective May 1, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

-    Senior Vice President and Head of Fixed Income.

-    Joined the investment manager in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since 2003.

-    Sector Leader of the investment grade credit sector team.

-    Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Manager on the high yield fixed income sector team.

-    Joined the investment manager in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

                                                              S-6495-13 A (5/10)